Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The consolidated financial statements have been prepared in accordance with U.S. GAAP. The consolidated financial statements include the accounts of SMTC and its wholly-owned subsidiaries. The Company owns 100% of the outstanding shares in all of its subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. The actual results could differ from those estimates.

Concentration of Credit Risk and Significant Customers

Concentration of Credit Risk and Significant Customers

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist principally of cash equivalents, short term investments and accounts receivable. Cash, cash equivalents and short-term investments balances are maintained with high quality financial institutions, the composition and maturities of which are regularly monitored by management. The Company believes that the concentration of credit risk in its trade receivables, is substantially mitigated by the Company’s credit evaluation process, relatively short collection terms and the high level of credit worthiness of its customers. The Company performs ongoing credit evaluations of its customers’ financial conditions and limits the amount of credit extended based upon payment history and the customer’s current credit worthiness. The Company regularly reviews the allowance for bad debt and doubtful accounts by considering factors such as historical experience, credit quality, age of the accounts receivable balances and current economic conditions that may affect a customer’s ability to pay.

Historically, a relatively small number of customers have accounted for a significant portion of our net revenue. Sales to one customer in 2016, and two customers in 2017 and 2018 accounted for 10% or more of the Company’s net sales, and these sales represented 28%, 39% and 34% of the Company’s net sales in 2016, 2017 and 2018, respectively. In 2016, the significant customer was SK Hynix and in 2017 and 2018, SK Hynix and Intel. The Company’s top ten customers in 2016, 2017 and 2018 accounted for approximately 75%, 72% and 69% of net sales, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amount of the Company’s financial instruments, including cash and cash equivalents, notes and accounts receivable and notes and accounts payables approximates fair value due to the short-term maturity of the instruments. Fair values of short-term investments represent quoted market prices, if available. If no quoted market prices are available, fair values are estimated based on discounted cash flow, or other valuation techniques. Long-term investments in privately-held companies with no readily determinable market value are recorded using the cost method, since the cost of obtaining verifiable fair value is unreasonably high. Upon adoption of Accounting Standard Update No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) starting January 1, 2018, these investments are measured at cost less impairment, if any, plus or minus any changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. Any resulting change in carrying amount would be reflected in net income. The Company’s long-term liabilities approximate their fair values as they contain interest rates that vary according to market interest rates.

Fair value is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that assets or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the Company. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1 — Use unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Use observable inputs other than Level 1 prices such as quoted prices for identical or similar instruments in markets that are not active, quoted prices for similar instruments in active markets, and model-based valuation in which all significant inputs are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Use inputs that are generally unobservable and reflect the use of significant management judgments and estimates.

See Note 21, “Fair Value Measurement”, for the related disclosure.

Cash Equivalents

Cash Equivalents

The Company considers all highly liquid instruments acquired with a remaining maturity of three months or less when purchased to be cash equivalents. In addition, time deposits with maturities ranging from more than three months to one year are qualified as cash equivalents as the nature of the time deposits are similar to cash such that without advance notice to the bank, they can be readily converted into known amounts of cash with the principal of the time deposits protected and not subject to penalty in the event of an early withdrawal. Also, the risk of changes in value because of changes in interest rates is insignificant due to the fact that the Company can still earn interest based on a rate close to the on-going published interest rate applicable for the actual period of the time deposits in the event of an early withdrawal. Cash and cash equivalents are stated at cost, which approximates their fair value.

Short-term Investments

Short-term Investments

The Company’s short-term investments primarily include short-term income yielding investments with original maturities greater than three months from the purchase date and remaining maturities less than one year. These short-term investments consist mostly of bond funds and principal protected notes that are bought and held principally for the purpose of selling them in the near term and are classified as trading securities as well as senior notes classified as held-to-maturity investments with maturities less than one year. Trading securities are reported at fair value with the subsequent changes in fair value recorded in earnings as unrealized gains and losses. Senior notes are measured at amortized cost using the effective interest method less any impairment.

Allowance for Doubtful Receivables

Allowance for Doubtful Receivables

An allowance for doubtful receivables is provided based on a review of the collectability of accounts receivables. The Company determines the amount of allowance for doubtful receivables by examining the historical collection experience and current trends in the credit quality of its customers as well as its internal credit policies.

Inventories

Inventories

Inventories are stated at the lower of cost or market value. Inventories are recorded at standard cost and adjusted to the approximate weighted-average cost at the balance sheet date. Market value represents the current replacement cost for raw materials, work in process and finished goods. The Company assesses its inventory for estimated obsolescence or unmarketable inventory based upon management’s assumptions about future demand and market conditions. In estimating reserves for obsolescence, the Company primarily evaluates estimates based on the timing of the introduction of new products and the quantities remaining of old products and provides reserves for inventory on hand in excess of the estimated demand. Estimated losses on slow-moving items are recognized and included in the allowance for losses.

Long-term Investments

Long-term Investments

Investee companies over which the Company had the ability to exercise significant influence but did not have a controlling interest and was the primary beneficiary were accounted for using the equity method. Significant influence was generally considered to exist when the Company had an ownership interest in the voting shares of the investee between 20% and 50%, and other factors, such as representation in the investee’s board of directors, voting rights and the impact of commercial arrangements, were considered in determining whether the equity method of accounting was appropriate. Under this method of accounting, the Company recorded its proportionate share of the net earnings or losses of equity method investees and a corresponding increase or decrease to the investment balances. The Company evaluated its equity method investments for impairment whenever events or changes in circumstances indicated that the carrying amounts of such investments might not be recoverable.

Prior to adopting ASU 2016-01 on January 1, 2018, the Company has long-term investments in companies that it does not exercise significant influence and accounts for these investments under the cost method. Management regularly evaluates financial information related to these investments to determine whether an other than temporary decline in their value exists. Factors indicative of an other than temporary decline include recurring operating losses, credit defaults and subsequent rounds of financings at an amount below the cost basis of the investment. Management periodically weighs all quantitative and qualitative factors in determining if any impairment loss exists. When a decline in value is deemed to be other-than-temporary, the Company recognizes an impairment loss in other income and expense. After adopting ASU 2016-01 on January 1, 2018, the Company elected to record equity investments without readily determinable fair values and not accounted for by the equity method at cost less impairment, adjusted for subsequent observable price changes whether there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Noncurrent Assets Held for Sale

Noncurrent Assets Held for Sale

Non-current assets are presented separately as held for sale when the Company is committed to selling the asset, an active plan of sale has commenced, and the sale is expected to be completed within 12 months. Assets held for sale are measured at the lower of their carrying amount and fair value less cost to sell. Assets held for sale are no longer amortized or depreciated.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Significant additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight-line method over estimated useful lives that range as follows: buildings — 25 to 50 years; machinery and equipment — 3 to 6 years; furniture and fixtures — 3 to 8 years; software — 1 to 5 years; leasehold and buildings improvement — the shorter of the estimated useful life or lease term, which is generally 2 to 6 years. Land is not depreciated. Depreciation expense recognized for the years ended December 31, 2016, 2017 and 2018 was approximately US$9,482 thousand, US$10,599 thousand and US$11,832 thousand, respectively.

Upon the sale or other disposal of property and equipment, the related cost and accumulated depreciation are removed from the accounts, and any gain or loss is credited or charged to operating income.

Government Grants

Government Grants

Grants received by the Company from the Korean government to assist with specific research and development activities are deducted from those research and development costs incurred, in the period in which the related expenses are incurred, to the extent that they are non-refundable. Government grants that were used for the acquisition of fixed assets are deducted from the acquisition costs of the acquired assets and amortized over the useful lives of the related assets. The Company recognizes refundable government grants as long-term payable and current portion of long-term payable on its consolidated balance sheet.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill is the excess of the purchase price paid over the fair value of the net tangible and intangible assets acquired in a business combination. Intangible assets, which consist primarily of development technology, are amortized over their estimated useful lives, of 3.5 to 5.5 years.

Impairment of Goodwill and Long-Lived Assets

Impairment of Goodwill and Long-Lived Assets

The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate the carrying value may not be recoverable. The determination of recoverability is based on an estimate of undiscounted cash flows expected to result from the use of an asset and its eventual disposition. The estimate of cash flows is based upon, among other things, certain assumptions about expected future operating performance, growth rates and other factors. Estimates of undiscounted cash flows may differ from actual cash flows due to, among other things, technological changes, economic conditions, changes to the business model or changes in operating performance. If the sum of the undiscounted cash flows is less than the carrying value, an impairment loss is recognized, measured as the amount by which the carrying value exceeds the fair value of the asset. Fair value is determined by reference to quoted market prices, if available, or discounted cash flows, as appropriate. See Note 11, “Goodwill and Acquired Intangible Assets,” regarding impairment testing in fiscal year 2016, 2017 and 2018.

The Company monitors the recoverability of goodwill recorded in connection with acquisitions, by reporting unit, annually, or sooner if events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company conducts its annual impairment test of goodwill on November 30. Reporting units may be operating segments as a whole or an operation one level below an operating segment, referred to as a component. Prior to fiscal 2017, goodwill impairment is tested using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchases price over the amounts assigned to assets and liabilities.

In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2017-04, which removes step two from the goodwill impairment test. The Company elected to early adopt this ASU in the fourth quarter of 2017, in conjunction with the Company’s annual review for impairment.

Estimating fair value is performed by utilizing various valuation approaches, such as income approach or market approach. The total of all reporting unit fair values is also compared to the Company’s market capitalization plus control premium for reasonableness. See Note 11, “Goodwill and Acquired Intangible Assets,” regarding impairment testing.

Other Assets	Other Assets Other assets primarily consist of industrial property right and deposits for office leases.
Restricted Assets

Restricted Assets

Restricted assets consist of restricted cash. Restricted cash represents cash set aside as collateral for obtaining capacity and borrowings as well as cash received from government grants with restriction on its usage.

Bank loans	Bank loans Revolver credit from financial institutions are stated at the amount of unpaid principal.
Other long-term liabilities	Other long-term liabilities Other long-term liabilities primarily consist of payables to former shareholders of Shannon Systems and unrecognized tax benefits.
Pension Costs

Pension Costs

For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees’ individual pension accounts. For employees under defined benefit pension plans, pension costs are recorded based on actuarial calculations.

Revenue Recognition

Revenue Recognition

Through the fiscal year ended December 31, 2017, revenue from product sales was generally recognized upon shipment to the customer provided that the Company had received a signed purchase order, the price was fixed or determinable, transfer of title had occurred in accordance with the shipping terms specified in the arrangement with the customer, collectability from the customer was considered reasonably assured, product returns were reasonably estimable and there were no remaining significant obligations or customer acceptance requirements. Revenue on development service orders was generally recognized upon completion and customer acceptance of contractually agreed milestones.

As a result of the adoption of the new revenue standard (ASC 606) on January 1, 2018, using the modified retrospective method with the cumulative effect of initially applying it recognized at the date of initial application, the Company revised its revenue recognition policy. The Company now recognizes revenue upon transfer of control of promised products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. Under the new revenue recognition standard, the Company applies the following five step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.

The Company enters into contracts that may include products that are capable of being distinct and accounted for as separate performance obligations. To date, the majority of the revenue has been generated by sales associated with products of storage and mobile communication, where a single performance obligation is identified in general. Revenue from services has been insignificant. Performance obligations associated with product sales transactions are generally satisfied when control passes to customers upon shipment or the written acceptance of the customers. Accordingly, product revenue is recognized at a point in time when control of the asset is transferred to the customer. The Company recognizes revenue when it satisfies a performance obligation by transferring control of a product to a customer in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods. Some of the Company’s sales are made to distributors. Control passes to the distributor upon shipment, and terms and payment by the Company’s distributors is not contingent on resale of the product.

The Company grants certain distributors limited rights of return and price protection rights on unsold products. The return rights are generally limited to five percent of the monetary value of products purchased within the preceding six months, provided that the distributor places a corresponding restocking order of equal or greater value. An allowance for sales returns for distributors and all customers is recorded at the time of sale based on historical returns information available, management’s judgment and any known factors at the time the financial statements are prepared that would significantly affect the allowance. Price protection rights are based on the inventory products the distributors have on hand at the date the price protection is offered. The actual price adjustments to distributors incurred by the Company are minimal.

The Company provides a standard one-year warranty for manufacturing defects of its products. Warranty returns have been infrequent and relate to defective or off-specification parts. The Company estimates a reserve for warranty based on historical experience and records this amount to cost of sales. For the years ended December 31, 2016, 2017 and 2018, the Company did not experience significant costs associated with warranty returns.

The effect of retrospectively applying ASC 606 is detailed below:

	As previously Reported	New Revenue Standard Adjustment	As Adjusted
Impact on Assets and liabilities
Refund liabilities	$—	$2,093	$2,093
Allowance for sales returns and discounts*	2,093	(2,093)	—

Total effect on Assets and liabilities	$2,093	$—	$2,093

*

Prior to the application of ASC 606, the Company recognized the estimation of sales returns and allowance as a credit to accounts receivables. Under ASC 606, the Company recognizes such estimation as refund liability.

Research and Development

Research and Development

Research and development costs consist of expenditures incurred during the course of planned research and investigation aimed at the discovery of new knowledge that will be useful in developing new products or at significantly enhancing existing products as well as expenditures incurred for the design and testing of product alternatives. All expenditures related to research and development activities of the Company are charged to operating expenses when incurred. Third-party research and development costs are expensed when the contracted work has been performed or as milestone results have been achieved.

Income Taxes

Income Taxes

The provision for income tax represents income tax paid and payable for the current year plus changes in the deferred income tax assets and liabilities during the years. Deferred income tax assets are recognized for net operating loss carryforwards, research and development credits, and temporary differences. The Company believes that uncertainty exists regarding the realizability of certain deferred income tax assets and, accordingly, has established a valuation allowance for those deferred income tax assets to the extent the realizability is not deemed to be more likely than not. Deferred income tax assets and liabilities are measured using enacted tax rates.

The Company utilizes a two step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained in a dispute with taxing authorities, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits in income tax expense.

Foreign Currency Transactions

Foreign Currency Transactions

Foreign currency transactions are recorded at the rates of exchange in effect when the transaction occurs. Gains or losses, resulting from the application of different foreign exchange rates when cash in foreign currency is converted into the entities’ functional currency, or when foreign currency receivables and payables are settled, are credited or charged to income in the period of conversion or settlement. At the balance sheet date, assets and liabilities denominated in foreign currencies are remeasured based on prevailing exchange rates and any resulting gains or losses are credited or charged to income.

Translation of Foreign Currency Financial Statements

Translation of Foreign Currency Financial Statements

The reporting currency of the Company is the U.S. dollars. The functional currency of some of the Company’s subsidiaries is the local currency of the respective entity. Accordingly, the financial statements of the foreign subsidiaries were translated into U.S. dollars at the following exchange rates: assets and liabilities — current rate on the balance sheet date; shareholders’ equity — historical rates; income and expenses — average rate during the period. The resulting translation adjustment is recorded as a separate component of comprehensive income.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income and loss represents net income (loss) plus the results of certain changes in shareholders’ equity during a period from non-owner sources. The following table presents the components of accumulated other comprehensive income (loss) as of December 31, 2016, 2017 and 2018:

	Year Ended December 31, 2016			Year Ended December 31, 2017			Year Ended December 31, 2018
	US$			US$			US$
	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Beginning balance	1,486	(853)	633	(69)	(963)	(1,032)	3,321	(678)	2,643
Current-period change	(1,555)	(110)	(1,665)	3,390	285	3,675	(2,148)	—	(2,148)

Ending balance	(69)	(963)	(1,032)	3,321	(678)	2,643	1,173	(678)	495

Legal Contingencies

Legal Contingencies

The Company is regularly involved in various claims and legal proceedings. Periodically, the Company reviews the status of each significant matter and assesses the potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Because of uncertainties related to these matters, accruals are based only on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to the pending claims and litigation and revises these estimates as appropriate. Such revisions in the estimates of the potential liabilities could have a material impact on the results of operations and financial position.

Earnings Per Share

Earnings Per Share

Basic earnings per share are computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share reflect the potential dilution that could occur if stock options and other dilutive securities were exercised. Dilutive securities are excluded from the computation of the diluted income per share in periods when their effect is anti-dilutive. The Company’s dilutive securities consist of employee stock options and restricted stock units. The effect of dilutive securities including employee stock options and restricted stock units were 1,131 thousand shares (283 thousand ADSs), 868 thousand shares (218 thousand ADSs) and 389 thousand shares (97 thousand ADSs) for the years ended December 31, 2016, 2017 and 2018, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718 Compensation — Stock Compensation. The Company uses the Black-Scholes valuation model for the valuation of stock options and recognizes compensation expense on a straight-line basis over the requisite service period of the award. The value of our restricted stock units is based on the fair value of our shares on the date of grant and expensed over the vesting period.

Prior to the initial declaration of a quarterly cash dividend on January 22, 2013, the fair value of restricted stock units (“RSUs”) was measured based on the grant date share price, as the Company did not historically pay cash dividends on our common stock. For awards granted on or subsequent to January 22, 2013, the fair value of RSUs was measured based on the grant date share price, less the present value of expected dividends during the vesting period, discounted at a risk-free interest rate.

Treasury Stock

Treasury Stock

Treasury stock is stated at cost and shown as a reduction to shareholders’ equity. A repurchase of ADSs is recorded as treasury stock until the Company completes the withdrawal of the underlying ordinary shares from the ADS program.

Dividends

Dividends

The board of directors declared payment of our first quarterly dividend on our common stock in January 2013 and the first dividend payment was made on March 4, 2013. The board of directors has subsequently declared and paid dividends in each successive quarter. Beginning on November 2, 2015, the board of directors, instead of declaring a quarterly dividend, declared an annual dividend payable in four quarterly installments. The payment of future cash dividends are subject to the Board’s continuing determination that the payment of dividends are in the best interests of the Company’s shareholders and are in compliance with all laws and agreements of the Company applicable to the declaration and payment of cash dividends.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the FASB issued a new standard related to revenue recognition. Under the new standard, recognition of revenue occurs when a customer obtains control of promised goods or services in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the new standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In August 2015, the FASB issued an amendment to defer the effective date. The new standard is effective for fiscal years beginning after December 15, 2017 and early adoption is permitted for annual reporting periods beginning after December 15, 2016. In March and April 2016, the FASB issued two accounting updates to clarify the implementation guidance on principal versus agent considerations, performance obligations and licensing. In addition, the FASB issued another accounting update in May 2016 to address narrow-scope improvements to the guidance on collectability, noncash consideration, and completed contracts at transition and provides a practical expedient for contract modifications at transition. The new guidance is required to be applied retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying it recognized at the date of initial application. The Company adopted this new standard using the modified retrospective method with the cumulative effect of initially applying it recognized at the date of initial application. The adoption of this new standard did not have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.

In January 2016, the FASB issued an accounting update regarding the subsequent measurement of equity investment. The amendment requires all equity investment to be measured at fair value with changes in the fair value recognized through net income other than those accounted for under equity method of accounting or those that result in consolidation of the investee. The amendment also simplifies the impairment assessment of equity investments without readily determinable fair value by requiring assessment for impairment qualitatively and eliminating the complexity of the other-than-temporary impairment guidance. For financial reporting, the amendment requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendment eliminates the requirement to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet. In February 2018, the FASB issued an accounting update to further clarify certain aspects of the guidance in the recognition and the measurement of financial assets and financial liabilities. The amendments are effective for fiscal years beginning after December 15, 2017 and early application is prohibited. The adoption of this amendment did not have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.

In February 2016, the FASB issued a new standard regarding leases (Topic 842). The new standard requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases other than that the entity elects the short-term lease recognition and measurement exemption. Qualitative and quantitative disclosures will be enhanced to better understand the amount, timing and uncertainty of cash flows arising from leases. In January 2018, the FASB issued an amendment permits an entity to elect an optional transition practical expedient to not evaluate under Topic 842 land easements that exist or expired before the entity’s adoption of Topic 842 and that were not previously accounted for as leases under Topic 840, the current standard regarding leases. In July 2018, the FASB issued two amendments to (1) clarify how to apply certain aspects of the new leases standard addressing the rate implicit in the lease, lessee reassessment of lease classification, lessor reassessment of lease term and purchase options, among other issues; (2) provide an optional transition method that allows the entity to initially apply the new lease requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption without restating prior periods; and (3) provide an practical expedients that lease and associated non-lease components are not required to be separated within lessor arrangements if certain criteria are met. In addition, in December 2018, the FASB issued another accounting update regarding lease to clarify guidance for lessors on sales taxes and other similar taxes collected from lessees, certain lessor costs and recognition of variable payments for contracts with lease and non-lease components. The standard is effective for the Company beginning on January 1, 2019. The Company is adopting the new lease accounting standard using a modified retrospective method and will not restate comparative periods. The Company expects that the adoption of the new leasing standard will result in recognition of US$7,886 thousand in lease related right-of-use assets and liabilities on the Company’s consolidated balance sheet, primarily related to office buildings.

In June 2016, the FASB issued an accounting update to amend the guidance on the impairment of financial instruments that are not measured at fair value through profit and loss. The amendment introduces a current expected credit loss (CECL) model based on expected losses rather than incurred losses to estimate credit losses on financial instruments measured at amortized cost and requires a broader range of reasonable and supportable information to estimate expected credit loss. In addition, under the amendment, an entity recognizes an allowance for expected credit losses on financial instruments measured at amortized cost and available-for-sale debt securities rather than the current methodology of delaying recognition of credit losses until it is probable a loss has been incurred. In November 2018, the FASB issued an accounting update to clarify that receivables arising from operating leases are not within the scope of new credit losses guidance. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The amendment is effective for fiscal years beginning after December 15, 2019, and earlier adoption is permitted as of the fiscal years beginning after December 15, 2018. The adoption of the amendments is not expected to have a material impact on the Company’s statement of cash flows.

In August 2016, the FASB issued an accounting update to clarify the following eight cash flow classification issues: (1) debt prepayment or debt extinguishment costs, (2) settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing, (3) contingent consideration payments made after the acquisition date of a business combination, (4) proceeds received from the settlement of insurance claims, (5) proceeds received from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, (6) distributions received from equity method investees, (7) beneficial interests in securitization transactions, and (8) separately identifiable cash flows and application of the predominance principle. The amendment is an improvement to reduce the current and potential future diversity in practice. The amendment is effective for fiscal years beginning after December 15, 2017, and earlier adoption is permitted. In addition, the amendment should be applied using a retrospective transition method to each period presented. The adoption of the amendments did not have a material impact on the Company’s statement of cash flows.

In October 2016, the FASB issued an accounting update to simplify the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. The amendment removes the prohibition against the recognition of current and deferred income tax effects of intra-entity transfers of assets other than inventory until the asset has been sold to an outside party. The amendment is effective for fiscal years beginning after December 15, 2017, and earlier adoption is permitted. The adoption of this amendment did not have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.

In November 2016, the FASB issued an accounting update related to the classification and presentation of changes in restricted cash on the statement of cash flows. The amendment requires restricted cash or restricted cash equivalents should be included with cash and cash equivalent when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendment is effective for fiscal years beginning after December 15, 2017, and early adoption is permitted. The Company has elected to adopt the amendment as of December 31, 2016, and the retrospective transition approach is applied to prior reporting periods presented.

In January 2017, the FASB issued an accounting update to clarify the definition of a business to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendment provides a screen to determine when an integrated set of assets and activities (collectively referred to as a “set”) is not a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. If the screen is not met, the amendment requires that to be considered a business, a set must include an input and a substantive process that together significantly contribute to the ability to create output. The amendment is effective for fiscal years beginning after December 15, 2017. The adoption of this amendment did not have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.

In January 2017, the FASB issued an accounting update to simplify the accounting treatment for the impairment of goodwill. The amendment eliminates Step 2 from the goodwill impairment test, which measures a goodwill impairment loss by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Instead, under this amendment, the entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value and the impairment loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. The amendment is effective for fiscal years beginning after December 15, 2019, and early adoption is permitted. The Company adopted this amendment beginning in fiscal 2017 and performed the annual goodwill impairment test in accordance with the amended guidance. Refer to Note 11 for discussion of the annual goodwill impairment test.

In February 2017, the FASB issued an accounting update to clarify the scope of asset derecognition guidance and accounting for partial sales of nonfinancial assets. The amendment defines the term “in substance nonfinancial asset” as a financial asset promised to counterparty in a contract if substantially all of the fair value of assets (recognized and unrecognized) that are promised to the counterparty in the contract is concentrated in nonfinancial assets and clarifies that an entity should identify each distinct nonfinancial asset or in substance nonfinancial asset promised to a counterparty and derecognize each asset when a counterparty obtains control of it. The amendment also clarifies that an entity should allocate consideration to each distinct asset by applying the guidance in Topic 606 on allocating the transaction price to performance obligations. Under this amendment, an entity is required to derecognize a distinct nonfinancial asset or distinct in substance nonfinancial asset in a partial sale transaction when it (1) does not have (or ceases to have) a controlling financial interest in the legal entity that holds the asset in accordance with Topic 810 and (2) transfers control of the asset in accordance with Topic 606. Once an entity transfers control of a distinct nonfinancial asset or distinct in substance nonfinancial asset, it is required to measure any noncontrolling interest it receives (or retains) at fair value. The amendment is effective for fiscal years beginning after December 15, 2017 and early adoption is permitted. The amendment should be applied on a full or modified retrospective basis. The adoption of this amendment did not have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.

In March 2017, the FASB issued an accounting update to improve the presentation of net periodic pension cost and net periodic postretirement benefit cost. The amendment requires that an entity disaggregates the service cost component from the other components of net benefit cost and present the service cost component with other current compensation costs for related employees in the income statement. The amendment also requires an entity presents the other components elsewhere in the income statement and outside of income from operation if such subtotal is presented and allow only the service cost component of net benefit cost to be eligible for capitalization. The amendment is effective for fiscal years beginning after December 15, 2017 and early adoption is permitted. The amendment should be applied retrospectively for the presentation of the service cost component and the other components of net periodic pension cost and net periodic postretirement benefit cost in the income statement and prospectively, on and after the effective date, for the capitalization of the service cost component of net periodic pension cost and net periodic postretirement benefit in assets. The amendment allows for a practical expedient that permits an entity to use the amounts disclosed in its pension and other postretirement benefit plan note for the prior comparative periods as the estimation basis for applying the retrospective presentation requirements. The Company intends not to apply the practical expedient for retrospective presentation requirements. The adoption of this amendment did not have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.

In May 2017, the FASB issued an accounting update to provide clarity and reduce both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, Compensation — Stock Compensation, to a change in the terms or conditions of a share-based payment award. Under the amendment, modification accounting is required to be applied unless all of the following are the same immediately before and after the change: (1) the award’s fair value (or calculated value or intrinsic value, if those measurement methods are used); (2) the award’s vesting conditions; and (3) the award’s classification as an equity or liability instrument. The amendment is effective for fiscal years beginning after December 15, 2017 and early adoption is permitted. The amendment should be applied prospectively to an award modified on or after the adoption date. The adoption of this amendment did not have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.

In August 2018, the FASB issued an accounting update to amend fair value measurement disclosure requirements to eliminate, add and modify certain disclosures to improve the effectiveness of such disclosure. The amendments removed (1) the disclosure requirements for transfers between Levels 1 and 2 of the fair value hierarchy, (2) the policy for timing of transfers between levels of the fair value hierarchy; and (3) the valuation processes for Level 3 fair value measurements. Additionally, the amendments modified the disclosure requirements for investments in certain entities that calculate net asset value and measurement uncertainty. Finally, the amendments added disclosure requirements for the changes in unrealized gains and losses included in other comprehensive income for recurring Level 3 fair value measurements and the range and weighted average of significant unobservable inputs used to develop Level 3 measurements. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. This amendment is effective for annual periods beginning after December 15, 2019. Early adoption is permitted. The adoption of this amendment is not expected to have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.

In August 2018, the FASB issued an accounting update to modify disclosure requirements by removing, modifying and clarifying disclosures related to defined benefit plans. This amendment modified the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. Certain disclosure requirements have been removed while the disclosure requirements of (1) the weighted-average interest crediting rates for cash balance plans and other plans with promised interest crediting rates; and (2) an explanation of the reasons for significant gains and losses related to changes in the benefit obligation for the period, have been added. The amendment also clarified the disclosure requirements with respect to the projected benefit obligation and the accumulated benefit obligation. The amendment is effective for fiscal years ending after December 15, 2020. Early adoption is permitted. The amendments should be applied on a retrospective basis to all periods presented. The adoption of this amendment is not expected to have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.